Organization and Operations (Details) - shares				9 Months Ended	12 Months Ended
	Oct. 03, 2021	Aug. 16, 2021	Feb. 05, 2016	Sep. 30, 2022	Dec. 31, 2021	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Jul. 20, 2021	Jun. 04, 2021	Sep. 11, 2019
Great Plains Holdings Inc [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares for cash (in Shares)			475,000
Series A Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares for cash (in Shares)			33,415
Series B Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares for cash (in Shares)			8,064
Lil Marc, Inc [Member]
Organization and Operations (Details) [Line Items]
Cancelled of common stock (in Shares)				39,091	39,091
Seller’s Choice [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage											100.00%
Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage										89.00%
WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage									44.00%
Ownership voting interest									55.00%
Dune, Inc [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage	29.00%	16.00%
Ownership voting interest	50.00%
Total membership interests percentage	50.00%	21.00%
Denver Bodega, LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage								100.00%
Ownership voting interest								100.00%
Orbit Media LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage							51.00%
Ownership voting interest							51.00%
Brave Foods, LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage						100.00%
Ownership voting interest						100.00%